Concentration of Risk (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Concentration of Risk (Textual)
Deposited	$ 16,118	$ 2,196,799
Transaction and management fees, percentage	10.00%	10.00%
One Borrower [Member]
Concentration of Risk (Textual)
Transaction and management fees, percentage			16.80%
PRC [Member]
Concentration of Risk (Textual)
Deposited		$ 122,825